SCUDDER
                                                                     INVESTMENTS


Treasury Money Fund Institutional

Supplement to the currently effective prospectus

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The above-referenced fund and the existing class of shares changed its name as follows:

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Current Name                          New Name
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Treasury Money Fund Institutional     Treasury Money Fund -- Institutional Class
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This change does not represent a change in the current investment strategy or policies of the fund.

















               Please Retain This Supplement for Future Reference


May 27, 2005